Reconciliation of Changes in Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Notes Receivable - Rights to MSRs
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 61,674
Purchases and reductions:
Purchases	11,233	73,691
Reductions	2,732	3,516
Total	70,175	70,175
Changes in fair value:
Included in net income
Transfers in or out of Level 3
Ending balance	70,175	70,175
Derivative Financial Instruments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	284
Purchases and reductions:
Total	284
Changes in fair value:
Included in other comprehensive income (loss)	(849)	(565)
Total	(849)	(565)
Ending balance	$ (565)	$ (565)